Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss)	$ 12,429	$ (2,015)	$ 828
Weighted average shares outstanding:
Denominator for basic net earnings (losses) per share	34,521,352	33,574,147	30,562,255
Effect of dilutive securities:
Employee share options and restricted share units	842,352		1,170,277
Denominator for diluted net earnings (losses) per share	35,363,704	33,574,147	31,732,532
Basic net earnings (losses) per share	$ 0.36	$ (0.06)	$ 0.03
Diluted net earnings (losses) per share	$ 0.35	$ (0.06)	$ 0.03